Other Assets	6 Months Ended
Apr. 30, 2025
Other Assets [Abstract]
Other Assets
NOTE 8: OTHER ASSETS
Other Assets
(millions of Canadian dollars) As at
April 30 October 31
2025 2024
Accounts receivable and other items $ 14,720 $ 12,931
Accrued interest 5,361 5,509
Cheques and other items in transit 497 1,656
Current income tax receivable 4,101 4,061
Defined benefit asset

1,041

1,042
Prepaid expenses 1,676 1,794
Reinsurance contract assets 1,046 1,188
Total $ 28,442 $ 28,181